Investment Securities - Investments by Contractual Maturity Date (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Sep. 30, 2017
Amortized Cost, Available-for-sale securities
Amortized Cost	$ 1,326,471	$ 1,256,587
Gross Unrealized Gains / Losses, Available-for-sale securities
Gross unrealized gains	4,685	13,829
Gross unrealized loss	(16,199)	(4,207)
Fair Value, Available-for-sale securities
Available-for-sale securities, at fair value	$ 1,314,957	$ 1,266,209
Yield, Available-for-sale securities
Yield	3.30%	2.86%
Amortized Cost, Held-to-maturity securities
Amortized Cost	$ 1,625,420	$ 1,646,856
Gross Unrealized Gains / Losses, Held-to-maturity securities
Gross unrealized gains	333	7,143
Gross unrealized losses	(76,983)	(18,086)
Fair Value, Held-to-maturity securities
Fair Value	$ 1,548,770	1,635,913
Yield, Held-to-maturity securities
Yield	3.16%
Investments	$ 2,951,891	2,903,443
Gross unrealized gains on investments	5,018	20,972
Gross unrealized losses on investments	(93,182)	(22,293)
Total Financial Assets	$ 2,863,727	$ 2,902,122
Yield on investments	3.22%	3.02%
U.S. government and agency securities
Amortized Cost, Available-for-sale securities
Within 1 year		$ 9,300
1 to 5 years		5,688
5 to 10 years	$ 60,872	69,108
Over 10 years	148,099	127,936
Gross Unrealized Gains / Losses, Available-for-sale securities
Gross unrealized gains, within 1 year		146
Gross unrealized gains, 1 to 5 years		2
Gross unrealized gains, 5 to 10 years	0	0
Gross unrealized gains, over 10 years	109	353
Gross unrealized losses, within 1 year		0
Gross unrealized losses, 1 to 5 years		0
Gross unrealized losses, 5 to 10 years	(1,473)	(1,238)
Gross unrealized losses, over 10 years	(314)	(218)
Fair Value, Available-for-sale securities
Within 1 year		9,446
1 to 5 years		5,690
5 to 10 years	59,399	67,870
Over 10 years	$ 147,894	$ 128,071
Yield, Available-for-sale securities
Within 1 year		10.38%
1 to 5 years		1.51%
5 to 10 years	2.55%	1.93%
Over 10 years	3.05%	1.92%
Equity securities
Amortized Cost, Available-for-sale securities
1 to 5 years	$ 500	$ 500
Gross Unrealized Gains / Losses, Available-for-sale securities
Gross unrealized gains, 1 to 5 years	0	22
Gross unrealized losses, 1 to 5 years	(12)	0
Fair Value, Available-for-sale securities
1 to 5 years	$ 488	$ 522
Yield, Available-for-sale securities
1 to 5 years	1.80%	1.80%
Corporate debt securities
Amortized Cost, Available-for-sale securities
1 to 5 years	$ 113,762	$ 63,622
5 to 10 years	69,965	119,960
Gross Unrealized Gains / Losses, Available-for-sale securities
Gross unrealized gains, 1 to 5 years	1,875	2,083
Gross unrealized gains, 5 to 10 years	35	210
Gross unrealized losses, 1 to 5 years	(13)	0
Gross unrealized losses, 5 to 10 years	(929)	(577)
Fair Value, Available-for-sale securities
1 to 5 years	115,624	65,705
5 to 10 years	$ 69,071	$ 119,593
Yield, Available-for-sale securities
1 to 5 years	3.59%	2.96%
5 to 10 years	3.23%	2.62%
Municipal bonds
Amortized Cost, Available-for-sale securities
Within 1 year		$ 2,344
1 to 5 years	$ 1,398	1,367
Over 10 years	20,323	20,343
Gross Unrealized Gains / Losses, Available-for-sale securities
Gross unrealized gains, within 1 year		10
Gross unrealized gains, 1 to 5 years	0	55
Gross unrealized gains, over 10 years	1,281	2,505
Gross unrealized losses, within 1 year		0
Gross unrealized losses, 1 to 5 years	(24)	0
Gross unrealized losses, over 10 years	0	0
Fair Value, Available-for-sale securities
Within 1 year		2,354
1 to 5 years	1,374	1,422
Over 10 years	$ 21,604	$ 22,848
Yield, Available-for-sale securities
Within 1 year		1.23%
1 to 5 years	2.05%	2.05%
Over 10 years	6.45%	6.45%
Agency pass through mortgage-backed securities
Amortized Cost, Available-for-sale securities
Without single maturity date	$ 908,092	$ 828,069
Gross Unrealized Gains / Losses, Available-for-sale securities
Gross unrealized gains, without single maturity date	1,383	8,402
Gross unrealized losses, without single maturity date	(13,434)	(2,174)
Fair Value, Available-for-sale securities
Without single maturity date	$ 896,041	$ 834,297
Yield, Available-for-sale securities
Without single maturity date	3.29%	2.96%
Amortized Cost, Held-to-maturity securities
Without single maturity date	$ 1,610,420	$ 1,646,856
Gross Unrealized Gains / Losses, Held-to-maturity securities
Gross unrealized gains, without single maturity date	305	7,143
Gross unrealized losses, without single maturity date	(76,983)	(18,086)
Fair Value, Held-to-maturity securities
Without single maturity date	$ 1,533,742	$ 1,635,913
Yield, Held-to-maturity securities
Without a single maturity date	3.16%	3.14%
Commercial MBS
Amortized Cost, Available-for-sale securities
Without single maturity date	$ 3,460	$ 8,350
Gross Unrealized Gains / Losses, Available-for-sale securities
Gross unrealized gains, without single maturity date	2	41
Gross unrealized losses, without single maturity date	0	0
Fair Value, Available-for-sale securities
Without single maturity date	$ 3,462	$ 8,391
Yield, Available-for-sale securities
Without single maturity date	4.36%	3.31%
Amortized Cost, Held-to-maturity securities
Without single maturity date	$ 15,000
Gross Unrealized Gains / Losses, Held-to-maturity securities
Gross unrealized gains, without single maturity date	28
Gross unrealized losses, without single maturity date	0
Fair Value, Held-to-maturity securities
Without single maturity date	$ 15,028
Yield, Held-to-maturity securities
Without a single maturity date	3.03%